Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue [Line Items]
Total	$ 2,265	$ 5,356
In-Ear Headset systems [Member]
Schedule of Revenue [Line Items]
Revenue	1,008	3,389
SST Headset systems [Member]
Schedule of Revenue [Line Items]
Revenue	1,197	1,655
Other [Member]
Schedule of Revenue [Line Items]
Revenue	60	312
Total	2,265	5,356
Israel [Member]
Schedule of Revenue [Line Items]
Revenue	1,720	3,613
Europe [Member]
Schedule of Revenue [Line Items]
Revenue	108	242
Asia [Member]
Schedule of Revenue [Line Items]
Revenue	55	943
USA [Member]
Schedule of Revenue [Line Items]
Revenue	380	558
Other [Member]
Schedule of Revenue [Line Items]
Revenue	2
Total	$ 2,265	$ 5,356